Payments, Details - 12 months ended Dec. 31, 2024 - USD ($)	Amount	Type	Country	Govt.	Project
#: 1
	$ 286,754	Fees	ARGENTINA	Government of Salta Province	Proyecto Pastos Grandes
#: 2
	114,107	Fees	ARGENTINA	Government of Salta Province	Proyecto Pastos Grandes
#: 3
	$ 300,000	Fees	ARGENTINA	Government of Salta Province	Proyecto Pastos Grandes